T. ROWE PRICE INTERNATIONAL BOND FUND
September 30, 2019 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Cost and value in $000s)
ALBANIA 0.2%
Government Bonds 0.2%
Republic of Albania, 3.50%, 10/9/25 (EUR) (1)	1,160,000	1,360
Republic of Albania, 5.75%, 11/12/20 (EUR)	1,326,000	1,541
Total Albania (Cost $2,877)		2,901

ARGENTINA 0.1%
Government Bonds 0.1%
Republic of Argentina, 3.375%, 1/15/23 (EUR)	2,343,000	993
Total Argentina (Cost $2,628)		993

AUSTRALIA 1.0%
Government Bonds 1.0%
Commonwealth of Australia, 3.00%, 3/21/47	6,346,000	5,592
New South Wales Treasury, 4.00%, 5/20/26	8,864,400	7,051
Total Australia (Cost $11,666)		12,643

AUSTRIA 2.0%
Corporate Bonds 0.0%
UniCredit Bank Austria, 1.375%, 5/26/21	400,000	449
		449
Government Bonds 2.0%
Heta Asset Resolution, 2.375%, 12/13/22	14,800,000	17,376
Republic of Austria, 3.80%, 1/26/62 (1)	2,606,000	6,551
		23,927
Total Austria (Cost $23,849)		24,376

BELGIUM 0.7%
Government Bonds 0.7%
Kingdom of Belgium, 4.25%, 3/28/41 (1)	2,877,377	5,714
Kingdom of Belgium, 5.00%, 3/28/35 (1)	1,620,099	3,117
Total Belgium (Cost $7,752)		8,831

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)

BERMUDA 0.5%
Government Bonds 0.5%
Government of Bermuda, 4.75%, 2/15/29 (USD) (1)	5,475,000	6,228
Total Bermuda (Cost $5,845)		6,228

BRAZIL 1.7%
Corporate Bonds 0.1%
Azul Investments, 5.875%, 10/26/24 (USD) (1)	745,000	746
Minerva Luxembourg, 6.50%, 9/20/26 (USD)	435,000	454
		1,200
Government Bonds 1.6%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/23	57,230,000	15,313
Petrobras Global Finance, 7.375%, 1/17/27 (USD)	2,800,000	3,387
		18,700
Total Brazil (Cost $19,482)		19,900

CANADA 1.8%
Corporate Bonds 0.3%
Transcanada Trust, Series 17-A, VR, 4.65%, 5/18/77 (2)	5,081,000	3,700
		3,700
Government Bonds 1.5%
Government of Canada, 2.00%, 9/1/23	6,360,000	4,901
Government of Canada, 3.50%, 12/1/45	9,054,000	9,702
Province of Ontario, 2.60%, 6/2/25	2,673,000	2,096
Province of Ontario, 3.50%, 6/2/43	996,000	903
		17,602
Total Canada (Cost $20,910)		21,302

CHILE 3.0%
Corporate Bonds 0.3%
Empresa Nacional de Telecomunicaciones, 4.875%, 10/30/24
(USD) (3)	1,195,000	1,266

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Enel Chile, 4.875%, 6/12/28 (USD)	2,425,000	2,736
		4,002
Government Bonds 2.7%
Bonos de la Tesoreria de la Republica, 4.50%, 3/1/21	8,345,000,000	11,882
Bonos de la Tesoreria de la Republica, 4.50%, 3/1/26	6,470,000,000	9,922
Bonos de la Tesoreria de la Republica, 4.70%, 9/1/30 (1)	6,795,000,000	10,991
		32,795
Total Chile (Cost $38,483)		36,797

CHINA 4.8%
Corporate Bonds 0.5%
Country Garden Holdings, 7.125%, 4/25/22 (USD) (3)	2,300,000	2,447
State Grid Overseas Investment 2016, 1.375%, 5/2/25 (EUR) (1)	3,500,000	4,027
		6,474
Government Bonds 4.3%
China Development Bank, 4.24%, 8/24/27	150,000,000	21,664
China Development Bank, 4.88%, 2/9/28	40,000,000	6,041
People's Republic of China, 3.13%, 4/13/22	50,000,000	7,076
People's Republic of China, 3.25%, 6/6/26	100,000,000	14,081
People's Republic of China, 3.77%, 3/8/25	10,000,000	1,448
People's Republic of China, 4.00%, 6/24/69	10,000,000	1,428
		51,738
Total China (Cost $59,888)		58,212

CROATIA 0.3%
Government Bonds 0.3%
Republic of Croatia, 3.875%, 5/30/22 (EUR)	2,645,000	3,182
Total Croatia (Cost $3,286)		3,182

CYPRUS 3.1%
Government Bonds 3.1%
Republic of Cyprus, 2.375%, 9/25/28	7,099,000	9,048
Republic of Cyprus, 2.75%, 2/26/34	547,000	743

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of Cyprus, 2.75%, 5/3/49	550,000	788
Republic of Cyprus, 3.75%, 7/26/23	7,786,000	9,692
Republic of Cyprus, 3.875%, 5/6/22	7,471,000	8,983
Republic of Cyprus, 4.25%, 11/4/25	5,901,000	7,985
Total Cyprus (Cost $35,281)		37,239

CZECH REPUBLIC 1.0%
Corporate Bonds 0.4%
Residomo, 3.375%, 10/15/24 (EUR) (1)	862,000	974
UniCredit Bank Czech Republic & Slovakia, 0.625%, 4/30/20
(EUR)	3,300,000	3,611
		4,585
Government Bonds 0.6%
Czech Republic, 3.625%, 4/14/21 (EUR)	3,593,000	4,170
Czech Republic, 3.875%, 5/24/22 (EUR)	2,038,000	2,477
		6,647
Total Czech Republic (Cost $11,989)		11,232

EGYPT 0.6%
Government Bonds 0.6%
Arab Republic of Egypt, 4.75%, 4/11/25 (EUR) (1)	2,145,000	2,431
Arab Republic of Egypt Treasury Bills, 15.80%, 11/26/19	16,000,000	959
Arab Republic of Egypt Treasury Bills, 16.149%, 1/14/20	15,100,000	887
Arab Republic of Egypt Treasury Bills, 16.149%, 1/28/20	13,200,000	771
Arab Republic of Egypt Treasury Bills, 16.629%, 1/7/20	30,200,000	1,784
Total Egypt (Cost $6,736)		6,832

FRANCE 5.3%
Corporate Bonds 0.8%
Altice France, 5.875%, 2/1/27 (1)	375,000	452
Altice France, 6.25%, 5/15/24 (USD) (1)	592,000	611
AXA, VR, 5.25%, 4/16/40 (2)	850,000	952
BNP Paribas, 5.75%, 1/24/22 (GBP)	174,000	235
BPCE, 1.125%, 1/18/23	1,400,000	1,577

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Credit Agricole, 1.00%, 9/16/24	2,800,000	3,204
Credit Agricole, 1.875%, 12/20/26	1,100,000	1,323
Societe Fonciere Lyonnaise, 2.25%, 11/16/22	1,500,000	1,740
		10,094
Government Bonds 4.5%
Dexia Credit Local, 0.625%, 1/21/22	2,850,000	3,181
Republic of France, 1.75%, 11/25/24	5,202,992	6,367
Republic of France, 1.75%, 5/25/66 (1)	350,064	532
Republic of France, 3.25%, 5/25/45	21,728,450	40,266
Republic of France, 5.75%, 10/25/32	2,178,050	4,212
		54,558
Total France (Cost $58,259)		64,652

GERMANY 1.0%
Corporate Bonds 0.6%
Consus Real Estate, 9.625%, 5/15/24 (1)	1,000,000	1,093
Deutsche Bank, 5.00%, 6/24/20	1,150,000	1,286
E.ON, 1.625%, 5/22/29	3,000,000	3,648
ProSiebenSat.1 Media, 2.625%, 4/15/21	1,495,000	1,679
Vonovia Finance, 1.625%, 12/15/20	100,000	111
		7,817
Government Bonds 0.4%
KfW, 4.70%, 6/2/37 (CAD)	1,124,000	1,104
KfW, 6.00%, 8/20/20 (AUD)	4,576,000	3,221
		4,325
Total Germany (Cost $13,743)		12,142

ICELAND 0.9%
Government Bonds 0.9%
Landsbankinn, 1.625%, 3/15/21 (EUR)	9,439,000	10,492
Total Iceland (Cost $10,217)		10,492

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
INDIA 3.2%
Corporate Bonds 0.8%
ABJA Investment, 5.45%, 1/24/28 (USD)	1,369,000	1,337
Housing Development Finance, 6.875%, 4/30/20	600,000,000	8,531
		9,868
Government Bonds 2.4%
Government of India, 7.16%, 5/20/23	625,880,000	9,078
Government of India, 8.20%, 9/24/25	303,100,000	4,607
Government of India, 8.40%, 7/28/24	980,530,000	14,923
		28,608
Total India (Cost $40,533)		38,476

INDONESIA 2.6%
Corporate Bonds 0.2%
Jasa Marga (Persero), 7.50%, 12/11/20 (1)	20,200,000,000	1,395
Perusahaan Listrik Negara, 3.875%, 7/17/29 (USD) (1)	200,000	207
Perusahaan Listrik Negara, 4.125%, 5/15/27 (USD)	200,000	212
		1,814
Government Bonds 2.4%
Republic of Indonesia, 3.75%, 6/14/28 (EUR)	7,742,000	10,457
Republic of Indonesia, 6.125%, 5/15/28	100,290,000,000	6,559
Republic of Indonesia, 7.00%, 5/15/27	62,710,000,000	4,397
Republic of Indonesia, 8.375%, 3/15/24	58,076,000,000	4,355
Republic of Indonesia, 8.75%, 5/15/31	38,938,000,000	3,003
		28,771
Total Indonesia (Cost $30,145)		30,585

IRELAND 2.6%
Corporate Bonds 0.2%
Ardagh Packaging Finance, 6.75%, 5/15/24 (1)	282,000	323
XLIT, VR, 3.25%, 6/29/47 (2)	1,600,000	1,937
		2,260

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)

Government Bonds 2.4%
Republic of Ireland, 1.00%, 5/15/26	13,028,555	15,416
Republic of Ireland, 1.50%, 5/15/50	700,000	914
Republic of Ireland, 2.00%, 2/18/45	1,100,000	1,592
Republic of Ireland, 5.40%, 3/13/25	7,422,700	10,657
		28,579
Total Ireland (Cost $30,417)		30,839

ISRAEL 3.3%
Government Bonds 3.3%
State of Israel, 1.50%, 1/18/27 (EUR)	3,494,000	4,193
State of Israel, 1.75%, 8/31/25	69,566,389	21,380
State of Israel, 4.625%, 3/18/20 (EUR)	3,851,000	4,284
State of Israel, 5.50%, 1/31/42	20,700,000	9,911
Total Israel (Cost $35,269)		39,768

ITALY 5.9%
Corporate Bonds 0.1%
UniCredit, 2.00%, 3/4/23	1,414,000	1,633
		1,633
Government Bonds 5.8%
Italy Buoni Poliennali del Tesoro, 2.00%, 12/1/25	9,224,000	11,036
Italy Buoni Poliennali del Tesoro, 2.80%, 3/1/67	8,600,000	11,116
Italy Buoni Poliennali del Tesoro, 3.45%, 3/1/48 (1)	865,000	1,280
Italy Buoni Poliennali del Tesoro, 4.50%, 3/1/24	10,933,000	14,187
Italy Buoni Poliennali del Tesoro, 4.75%, 9/1/21	5,513,000	6,583
Italy Buoni Poliennali del Tesoro, 5.00%, 3/1/22	2,223,000	2,726
Italy Buoni Poliennali del Tesoro, 5.50%, 9/1/22	18,283,000	23,178
		70,106
Total Italy (Cost $71,955)		71,739

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
JAPAN 13.2%
Corporate Bonds 0.2%
Takeda Pharmaceutical, 2.25%, 11/21/26 (EUR) (1)	2,280,000	2,778
		2,778
Government Bonds 13.0%
Government of Japan, 0.60%, 6/20/37	770,000,000	7,703
Government of Japan, 0.70%, 3/20/37	2,261,150,000	22,986
Government of Japan, 1.20%, 12/20/34	3,336,300,000	36,296
Government of Japan, 1.40%, 9/20/34	1,756,150,000	19,568
Government of Japan, 1.70%, 9/20/44	1,526,600,000	18,915
Government of Japan, 2.20%, 9/20/39	215,600,000	2,769
Government of Japan, 2.50%, 9/20/37	2,069,250,000	27,117
Government of Japan, Inflation Indexed, 0.10%, 3/10/24	557,574,200	5,288
Government of Japan, Inflation Indexed, 0.10%, 9/10/24	481,884,100	4,584
Government of Japan, Inflation Indexed, 0.10%, 3/10/25	1,224,902,000	11,679
		156,905
Total Japan (Cost $146,564)		159,683

LATVIA 0.5%
Government Bonds 0.5%
Republic of Latvia, 1.875%, 2/19/49	4,435,000	6,220
Total Latvia (Cost $4,984)		6,220

LITHUANIA 0.1%
Government Bonds 0.1%
Republic of Lithuania, 1.625%, 6/19/49	976,000	1,336
Total Lithuania (Cost $1,078)		1,336

LUXEMBOURG 0.4%
Corporate Bonds 0.4%
Altice Financing, 5.25%, 2/15/23	1,212,000	1,357
Altice Luxembourg, 6.25%, 2/15/25	1,373,000	1,568
Blackstone Property Partners Europe Holdings, 2.00%, 2/15/24	2,000,000	2,299

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Kleopatra Holdings 1, 9.25% (PIK), 6/30/23 (4)	304,309	181
Total Luxembourg (Cost $5,705)		5,405

MALAYSIA 3.1%
Government Bonds 3.1%
1MDB Global Investments, 4.40%, 3/9/23 (USD)	5,500,000	5,269
Government of Malaysia, 4.392%, 4/15/26	11,975,000	3,026
Government of Malaysia, 4.736%, 3/15/46	104,635,000	28,662
Total Malaysia (Cost $33,904)		36,957

MEXICO 4.1%
Government Bonds 4.1%
Petroleos Mexicanos, 5.125%, 3/15/23 (EUR)	8,434,000	10,119
United Mexican States, 6.50%, 6/9/22	406,000,000	20,485
United Mexican States, 7.50%, 6/3/27	29,184,800	1,537
United Mexican States, 8.00%, 12/7/23	297,000,000	15,769
United Mexican States, 10.00%, 12/5/24	17,228,900	999
Total Mexico (Cost $51,158)		48,909

MOROCCO 0.4%
Government Bonds 0.4%
Kingdom of Morocco, 4.50%, 10/5/20 (EUR)	4,083,000	4,650
Total Morocco (Cost $4,908)		4,650

NETHERLANDS 0.1%
Corporate Bonds 0.1%
ABN AMRO Bank, 6.375%, 4/27/21	745,000	890
Trivium Packaging Finance, 3.75%, 8/15/26 (1)	175,000	202
Total Netherlands (Cost $1,139)		1,092

NORWAY 0.3%
Corporate Bonds 0.3%
DNB Boligkreditt, 1.875%, 11/21/22 (EUR)	3,245,000	3,795
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Total Norway (Cost $3,641)		3,795

PANAMA 0.2%
Corporate Bonds 0.2%
C&W Senior Financing, 6.875%, 9/15/27 (USD) (1)	1,450,000	1,508
C&W Senior Financing, 7.50%, 10/15/26 (USD) (1)	1,300,000	1,375
Total Panama (Cost $2,778)		2,883

PHILIPPINES 0.2%
Corporate Bonds 0.2%
ICTSI Treasury, 5.875%, 9/17/25 (USD) (3)	2,556,000	2,815
Total Philippines (Cost $2,717)		2,815

PORTUGAL 0.1%
Corporate Bonds 0.1%
Banco Comercial Portugues, VR, 4.50%, 12/7/27 (2)(3)	1,600,000	1,806
Total Portugal (Cost $1,784)		1,806

ROMANIA 1.8%
Government Bonds 1.8%
Republic of Romania, 2.875%, 10/28/24 (EUR)	305,000	375
Republic of Romania, 2.875%, 3/11/29 (EUR)	943,000	1,163
Republic of Romania, 4.25%, 6/28/23	16,040,000	3,764
Republic of Romania, 4.625%, 9/18/20 (EUR)	4,850,000	5,533
Republic of Romania, 4.75%, 2/24/25	24,950,000	5,967
Republic of Romania, 4.875%, 11/7/19 (EUR)	1,773,000	1,943
Republic of Romania, 5.80%, 7/26/27	10,670,000	2,735
Total Romania (Cost $22,607)		21,480

RUSSIA 0.3%
Government Bonds 0.3%
Russian Federation, 8.15%, 2/3/27	208,707,000	3,466
Total Russia (Cost $3,709)		3,466
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)

SAUDI ARABIA 0.3%
Government Bonds 0.3%
Saudi Arabian Oil, 3.50%, 4/16/29 (USD) (1)	2,500,000	2,612
Saudi Arabian Oil, 4.375%, 4/16/49 (USD) (1)	700,000	766
Total Saudi Arabia (Cost $3,196)		3,378

SERBIA 1.0%
Government Bonds 1.0%
Republic of Serbia, 1.50%, 6/26/29 (EUR) (1)	5,600,000	6,369
Republic of Serbia, 5.75%, 7/21/23	585,000,000	6,108
Total Serbia (Cost $12,169)		12,477

SINGAPORE 0.8%
Government Bonds 0.8%
Government of Singapore, 2.25%, 6/1/21	186,000	136
Government of Singapore, 3.125%, 9/1/22	12,416,000	9,359
Total Singapore (Cost $9,572)		9,495

SLOVENIA 2.4%
Government Bonds 2.4%
Republic of Slovenia, 1.25%, 3/22/27	7,853,000	9,515
Republic of Slovenia, 1.50%, 3/25/35	2,712,000	3,454
Republic of Slovenia, 2.125%, 7/28/25	6,195,000	7,747
Republic of Slovenia, 4.625%, 9/9/24	1,876,000	2,559
Republic of Slovenia, 5.125%, 3/30/26	1,188,000	1,758
Republic of Slovenia, 5.25%, 2/18/24 (USD)	3,138,000	3,566
Total Slovenia (Cost $27,373)		28,599

SOUTH AFRICA 2.4%
Corporate Bonds 1.0%
Eskom Holdings SOC, 5.75%, 1/26/21 (USD)	3,000,000	3,029
Eskom Holdings SOC, 7.125%, 2/11/25 (USD)	5,726,000	5,909
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
MTN Mauritius Investments, 6.50%, 10/13/26 (USD)	2,700,000	2,967
		11,905
Government Bonds 1.4%
Republic of South Africa, 10.50%, 12/21/26	221,755,014	16,352
		16,352
Total South Africa (Cost $29,900)		28,257

SOUTH KOREA 3.0%
Government Bonds 3.0%
Republic of South Korea, 1.875%, 3/10/24	11,200,000,000	9,564
Republic of South Korea, 3.00%, 9/10/24	29,323,660,000	26,387
Total South Korea (Cost $37,160)		35,951

SPAIN 1.9%
Corporate Bonds 1.6%
Banco Santander, 1.375%, 2/9/22	1,500,000	1,687
CaixaBank, VR, 2.75%, 7/14/28 (2)	11,100,000	12,735
Cirsa Finance International, 6.25%, 12/20/23 (1)	1,180,000	1,366
Inmobiliaria Colonial Socimi, 2.728%, 6/5/23	1,600,000	1,913
Telefonica Emisiones, 2.242%, 5/27/22	1,100,000	1,271
		18,972
Government Bonds 0.3%
Kingdom of Spain, 1.40%, 7/30/28 (1)	3,220,000	3,921
		3,921
Total Spain (Cost $23,532)		22,893

SRI LANKA 0.5%
Government Bonds 0.5%
Republic of Sri Lanka Treasury Bills, 10.429%, 10/25/19	340,000,000	1,858
Republic of Sri Lanka Treasury Bills, 10.528%, 1/24/20	334,000,000	1,790
Republic of Sri Lanka Treasury Bills, 10.529%, 11/29/19	205,000,000	1,112
Republic of Sri Lanka Treasury Bills, 10.529%, 12/6/19	102,000,000	553
Republic of Sri Lanka Treasury Bills, 10.551%, 2/28/20	149,000,000	794
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Total Sri Lanka (Cost $6,149)		6,107

SUPRANATIONAL 1.1%
Government Bonds 1.1%
European Investment Bank, 1.25%, 5/12/25 (SEK)	101,550,000	11,040
Inter-American Development Bank, 4.40%, 1/26/26 (CAD)	2,760,000	2,392
Total Supranational (Cost $14,099)		13,432

SWEDEN 0.7%
Corporate Bonds 0.7%
Akelius Residential Property, 1.75%, 2/7/25 (EUR)	2,210,000	2,539
Nordea Hypotek, 1.00%, 4/8/22	60,100,000	6,266
Total Sweden (Cost $9,807)		8,805

SWITZERLAND 0.8%
Corporate Bonds 0.8%
Aquarius & Investments for Zurich Insurance, VR, 4.25%,
10/2/43 (EUR) (2)	1,069,000	1,334
Credit Suisse Group Funding, 1.25%, 4/14/22 (EUR)	3,005,000	3,375
UBS AG London, 1.375%, 4/16/21 (EUR)	4,065,000	4,555
Total Switzerland (Cost $9,301)		9,264

THAILAND 1.2%
Government Bonds 1.2%
Kingdom of Thailand, 3.65%, 6/20/31	301,000,000	12,121
Kingdom of Thailand, 4.875%, 6/22/29	43,763,000	1,872
Total Thailand (Cost $11,996)		13,993

UNITED KINGDOM 6.2%
Corporate Bonds 3.2%
AA Bond, 5.50%, 7/31/22 (3)	1,354,000	1,432
B.A.T. International Finance, 4.00%, 9/4/26	1,914,000	2,630
Barclays, 1.875%, 12/8/23 (EUR)	2,814,000	3,238
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)

BP Capital Markets, 1.573%, 2/16/27 (EUR)	2,000,000	2,385
Cabot Financial Luxembourg, 7.50%, 10/1/23	1,605,000	2,043
Eastern Power Networks, 4.75%, 9/30/21	516,000	681
Eastern Power Networks, 5.75%, 3/8/24	38,000	56
eG Global Finance, 4.375%, 2/7/25 (EUR) (1)	670,000	708
FCE Bank, 0.869%, 9/13/21 (EUR)	850,000	925
FCE Bank, 1.66%, 2/11/21 (EUR)	886,000	981
FCE Bank, 3.25%, 11/19/20	1,313,000	1,639
G4S International Finance, 1.50%, 6/2/24 (EUR)	1,745,000	1,956
GKN Holdings, 6.75%, 10/28/19	12,000	15
HBOS, 5.374%, 6/30/21 (EUR)	600,000	711
HSBC Bank, 4.75%, 3/24/46	1,152,000	1,827
HSBC Bank, 6.50%, 7/7/23	12,000	17
InterContinental Hotels Group, 3.875%, 11/28/22	1,729,000	2,298
Leeds Building Society, 2.625%, 4/1/21 (EUR)	1,375,000	1,559
Marks & Spencer, 4.75%, 6/12/25	1,051,000	1,419
Marks & Spencer, 6.125%, 12/2/19	50,000	62
Next Group, 3.625%, 5/18/28	1,787,000	2,335
Next Group, 4.375%, 10/2/26	540,000	747
Pinnacle Bidco, 6.375%, 2/15/25 (1)	561,000	733
RSA Insurance Group, VR, 5.125%, 10/10/45 (2)	1,190,000	1,629
Severn Trent Water Utilities Finance, 6.125%, 2/26/24	104,000	154
Sky, 1.875%, 11/24/23 (EUR)	2,891,000	3,396
Tesco, 6.125%, 2/24/22	780,000	1,064
Victoria, 5.25%, 7/15/24 (EUR) (1)(3)	440,000	493
Virgin Media Secured Finance, 5.25%, 5/15/29 (1)	660,000	868
		38,001
Government Bonds 3.0%
Government of the United Kingdom, 1.625%, 10/22/71	2,511,000	4,094
Government of the United Kingdom, 4.25%, 12/7/46	14,705,792	32,255
		36,349
Total United Kingdom (Cost $74,940)		74,350

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
UNITED STATES 4.7%

Corporate Bonds 4.7%
Altria Group, 2.20%, 6/15/27 (EUR)	2,600,000	3,020
American International Group, 5.00%, 4/26/23 (GBP)	250,000	347
Bank of America, VR, 1.379%, 2/7/25 (EUR) (2)	2,914,000	3,341
Becton Dickinson & Company, 3.02%, 5/24/25 (GBP)	1,518,000	1,987
Becton Dickinson Euro Finance, 1.208%, 6/4/26 (EUR)	3,090,000	3,475
Booking Holdings, 2.375%, 9/23/24 (EUR)	4,139,000	5,011
Bunge Finance Europe, 1.85%, 6/16/23 (EUR)	2,870,000	3,248
Capital One Financial, 1.65%, 6/12/29 (EUR)	2,100,000	2,391
Carnival, 1.125%, 11/6/19 (EUR)	142,000	155
Constellium, 4.25%, 2/15/26 (EUR)	840,000	943
DH Europe Finance, 0.45%, 3/18/28 (EUR)	275,000	299
DH Europe Finance, 0.75%, 9/18/31 (EUR)	385,000	420
Expedia Group, 2.50%, 6/3/22 (EUR)	2,329,000	2,673
Fidelity National Information Services, 2.602%, 5/21/25 (GBP)	2,000,000	2,593
Fiserv, 0.375%, 7/1/23 (EUR)	580,000	638
Fiserv, 3.00%, 7/1/31 (GBP)	2,300,000	3,030
General Electric, 0.875%, 5/17/25 (EUR)	1,800,000	1,973
General Electric, 1.875%, 5/28/27 (EUR)	2,975,000	3,410
General Electric, 2.125%, 5/17/37 (EUR)	1,450,000	1,621
Goldman Sachs Group, 1.625%, 7/27/26 (EUR)	2,514,000	2,933
Goldman Sachs Group, 5.50%, 10/12/21 (GBP)	234,000	312
Morgan Stanley, 1.375%, 10/27/26 (EUR)	2,814,000	3,270
Morgan Stanley, VR, 0.637%, 7/26/24 (EUR) (2)	374,000	414
Netflix, 4.625%, 5/15/29 (EUR) (1)	2,455,000	2,973
PerkinElmer, 1.875%, 7/19/26 (EUR)	198,000	226
Prologis, 2.25%, 6/30/29 (GBP)	1,252,000	1,619
Refinitiv US Holdings, 4.50%, 5/15/26 (EUR) (1)	1,470,000	1,723
Thermo Fisher Scientific, 0.125%, 3/1/25 (EUR)	1,640,000	1,785
Thermo Fisher Scientific, 0.875%, 10/1/31 (EUR)	955,000	1,050
Total United States (Cost $55,558)		56,880

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

			Par/Shares	$ Value
(Cost and value in $000s)
VIETNAM 0.4%
Government Bonds 0.4%
Socialist Republic of Vietnam, 6.75%, 1/29/20 (USD)			5,126,000	5,204
Total Vietnam (Cost $5,181)				5,204

SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 2.00% (5)(6)			5,862,933	5,863
				5,863
U.S. Treasury Obligations 0.2%
U.S. Treasury Bills, 1.863%, 2/13/20 (7)			3,009,000	2,989
				2,989
Total Short-Term Investments (Cost $8,851)				8,852

SECURITIES LENDING COLLATERAL 0.5%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.5%
Short-Term Funds 0.5%
T. Rowe Price Short-Term Fund, 2.07% (5)(6)			552,581	5,526
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank				5,526
Total Securities Lending Collateral (Cost $5,526)				5,526

(Amounts in 000s, except for contracts)

OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty	Description	Contracts	Notional Amount	$ Value
Bank of	USD Put/BRL Call, 12/2/19 @ 4.00
America, N.A. (BRL) (8)		1	24,500	147
Goldman	AUD Call/USD Put, 11/4/19 @ 0.70
Sachs	(USD) (8)	1	24,500	25
Total Options Purchased (Cost $314)				172

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

$ Value
(Cost and value in $000s)
Total Investments in Securities 99.0%
(Cost $1,172,510)	$1,193,493
Other Assets Less Liabilities 1.0%	12,461
Net Assets 100.0%	$1,205,954

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $76,427 and represents 6.3% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3)	All or a portion of this security is on loan at September 30, 2019.
(4)	Security has the ability to pay in kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5)	Seven-day yield
(6)	Affiliated Companies
(7)	At September 30, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(8)	Non-income producing
6M PLN WIBOR	Six month PLN WIBOR (Warsaw interbank offered rate)
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore China Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXIBTIIE	Mexican Interbank 28 day interest rate
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
OTC	Over-the-counter
PIK	Payment-in-kind

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR	South African Rand

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

(Amounts In 000s, except Market Price)
SWAPS (0.0)%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%

Greece (0.0)%
Bank of America, N.A., Protection Sold (Relevant
Credit: Hellenic Republic, 4.30%, 2/24/24,
112.59 EUR*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/22 (USD)	1,450	(10)	(36)	26

Barclays Bank, Protection Sold (Relevant Credit:
Hellenic Republic, 4.30%, 2/24/24, 112.59
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 12/20/20 (USD)	2,160	9	(51)	60

Barclays Bank, Protection Sold (Relevant Credit:
Hellenic Republic, 4.30%, 2/24/24, 112.59
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 12/20/21 (USD)	2,160	(2)	(111)	109

Barclays Bank, Protection Sold (Relevant Credit:
Hellenic Republic, 4.30%, 2/24/24, 112.59
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (USD)	380	(17)	(22)	5

Total Greece			(220)	200
Total Bilateral Credit Default Swaps, Protection Sold			(220)	200
Total Bilateral Swaps			(220)	200

*Market Price at September 30, 2019

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

(Amounts In 000s, except Market Price)
	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value	$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold 0.1%
Foreign/Europe 0.1%
Protection Sold (Relevant Credit: Markit iTraxx
Crossover-S31, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 6/20/24	11,100	1,226	1,452	(226)
Total Foreign/Europe				(226)

Total Centrally Cleared Credit Default Swaps, Protection Sold				(226)

Interest Rate Swaps (0.1)%
Mexico 0.0%
5 Year Interest Rate Swap, Receive Fixed 7.12%
Monthly, Pay Variable 8.199% (MXIBTIIE)
Monthly, 7/18/24	103,500	127	—	127
Total Mexico				127

Poland (0.1)%
5 Year Interest Rate Swap, Pay Fixed 2.427%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 10/19/22	105,000	(981)	—	(981)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

(Amounts In 000s, except Market Price)
	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value	$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed 3.158%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 2/14/28	14,789	(504)	1	(505)
Total Poland				(1,486)

Total Centrally Cleared Interest Rate Swaps				(1,359)

Total Centrally Cleared Swaps				(1,585)
Net payments (receipts) of variation margin to date				1,512

Variation margin receivable (payable) on centrally cleared
swaps				$(73)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

				Unrealized
Counterparty	Settlement		Receive	Deliver	Gain/(Loss)
Bank of America, N.A.	10/4/19	USD	971 INR	67,276	$ 21
Bank of America, N.A.	10/18/19	CZK	254,586 USD	11,211	(451)
Bank of America, N.A.	10/18/19	HUF	534,707 USD	1,850	(108)
Bank of America, N.A.	10/25/19	AUD	16,195 USD	10,980	(39)
Bank of America, N.A.	10/31/19	USD	9,585 EUR	8,662	121
Bank of America, N.A.	12/6/19	USD	2,141 CNH	15,144	23
Bank of America, N.A.	12/13/19	USD	5,950 ZAR	91,516	(35)
Bank of America, N.A.	1/10/20	USD	5,922 ZAR	91,516	(42)
Barclays Bank	10/4/19	IDR	74,448,405 USD	5,248	(5)
Barclays Bank	10/4/19	USD	666 IDR	9,522,791	(5)
Barclays Bank	10/11/19	KRW	6,159,910 USD	5,162	(16)
Barclays Bank	10/25/19	JPY	289,853 USD	2,679	6
Barclays Bank	10/31/19	USD	4,304 EUR	3,881	64
Barclays Bank	11/8/19	USD	19,880 CLP	13,849,720	870
Barclays Bank	12/13/19	USD	2,598 SGD	3,582	4
Barclays Bank	1/10/20	USD	2,928 ZAR	45,754	(53)
Barclays Bank	1/16/20	USD	5,169 IDR	74,448,405	(8)
Barclays Bank	1/16/20	USD	5,178 KRW	6,159,910	24
BNP Paribas	10/2/19	BRL	19,606 USD	4,698	20
BNP Paribas	10/2/19	BRL	27,109 USD	6,700	(176)
BNP Paribas	10/2/19	USD	11,218 BRL	46,715	(24)
BNP Paribas	10/18/19	CZK	127,293 USD	5,604	(224)
BNP Paribas	10/18/19	RON	23,369 USD	5,507	(140)
BNP Paribas	10/18/19	USD	1,309 CZK	29,975	42
BNP Paribas	10/18/19	USD	493 DKK	3,279	13
BNP Paribas	10/18/19	USD	249 HUF	72,428	13
BNP Paribas	10/18/19	USD	4,198 RON	17,764	118
BNP Paribas	10/25/19	USD	4,515 CAD	5,935	34
BNP Paribas	10/25/19	USD	25,479 JPY	2,752,541	(23)
BNP Paribas	10/31/19	USD	32,079 EUR	28,576	856
BNP Paribas	11/8/19	USD	4,918 CLP	3,462,430	165
BNP Paribas	11/12/19	USD	536 ILS	1,883	(7)
BNP Paribas	11/15/19	PLN	11,827 USD	3,070	(119)
BNP Paribas	11/22/19	USD	370 CHF	365	3
BNP Paribas	11/22/19	USD	2,877 MXN	57,200	4
BNP Paribas	11/22/19	USD	2,861 MXN	57,198	(12)
BNP Paribas	12/3/19	USD	4,681 BRL	19,606	(19)
BNP Paribas	12/6/19	CLP	458,361 USD	637	(8)
BNP Paribas	12/6/19	MYR	2,475 USD	589	—
BNP Paribas	12/6/19	MYR	2,478 USD	592	(2)
BNP Paribas	12/6/19	THB	2,589 USD	84	—
BNP Paribas	12/6/19	USD	4,208 MYR	17,758	(24)
BNP Paribas	12/13/19	USD	3,691 ZAR	57,019	(38)
BNP Paribas	12/13/19	ZAR	192,300 USD	12,759	(183)
Citibank	10/2/19	BRL	45,838 USD	11,007	23
Citibank	10/2/19	USD	11,240 BRL	45,838	210
Citibank	10/4/19	IDR	37,224,202 USD	2,633	(12)
Citibank	10/4/19	USD	14,883 INR	1,030,094	349
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

					Unrealized
Counterparty	Settlement		Receive		Deliver	Gain/(Loss)
Citibank	10/4/19	USD	6,808	TWD	211,003	$ 5
Citibank	10/11/19	USD	2,583	KRW	3,041,970	42
Citibank	10/18/19	CZK	7,273	USD	315	(7)
Citibank	10/18/19	RON	51,790	USD	12,210	(315)
Citibank	10/18/19	USD	5,405	RON	22,806	168
Citibank	10/25/19	CAD	33,885	USD	26,035	(448)
Citibank	10/25/19	JPY	24,963,800	USD	232,437	(1,145)
Citibank	10/25/19	USD	12,670	JPY	1,345,778	201
Citibank	10/31/19	EUR	809	USD	905	(21)
Citibank	10/31/19	USD	732	EUR	659	12
Citibank	11/12/19	ILS	43,675	USD	12,484	108
Citibank	11/12/19	USD	868	ILS	3,009	1
Citibank	11/15/19	PLN	11,828	USD	3,066	(115)
Citibank	11/22/19	CHF	4,169	USD	4,284	(88)
Citibank	11/22/19	GBP	27,991	USD	33,907	581
Citibank	11/22/19	USD	3,297	MXN	65,086	28
Citibank	12/6/19	THB	5,174	USD	169	—
Citibank	12/6/19	USD	710	CNH	5,049	4
Citibank	12/6/19	USD	497	THB	15,224	(2)
Citibank	12/13/19	USD	5,908	ZAR	91,516	(77)
Citibank	1/14/20	USD	18,572	ILS	64,846	(191)
Citibank	1/16/20	USD	2,593	IDR	37,224,202	5
Credit Suisse	10/4/19	IDR	74,448,404	USD	5,268	(24)
Credit Suisse	10/4/19	INR	211,525	USD	3,051	(67)
Credit Suisse	10/4/19	USD	1,905	IDR	26,828,918	16
Credit Suisse	11/8/19	CLP	473,299	USD	672	(22)
Credit Suisse	1/16/20	USD	2,603	IDR	37,224,202	15
Credit Suisse	1/16/20	USD	2,585	IDR	37,224,202	(4)
Deutsche Bank	10/2/19	BRL	9,476	USD	2,494	(214)
Deutsche Bank	10/2/19	USD	2,276	BRL	9,476	(5)
Deutsche Bank	1/14/20	ILS	1,205	USD	342	6
Goldman Sachs	10/4/19	TWD	190,126	USD	6,129	1
Goldman Sachs	10/4/19	TWD	20,877	USD	675	(2)
Goldman Sachs	10/11/19	KRW	3,079,954	USD	2,569	5
Goldman Sachs	10/11/19	USD	2,434	KRW	2,867,208	38
Goldman Sachs	10/18/19	RUB	2,143	USD	34	(1)
Goldman Sachs	10/18/19	USD	337	CZK	7,681	13
Goldman Sachs	10/25/19	USD	2,233	CAD	2,935	17
Goldman Sachs	10/25/19	USD	2,985	JPY	319,677	23
Goldman Sachs	10/31/19	EUR	363	USD	402	(5)
Goldman Sachs	11/22/19	USD	2,863	MXN	57,198	(10)
Goldman Sachs	12/6/19	USD	1,419	CNH	10,098	7
Goldman Sachs	1/16/20	USD	2,576	KRW	3,079,954	—
Goldman Sachs	1/16/20	USD	6,183	TWD	190,126	6
Goldman Sachs	1/24/20	NOK	19,984	USD	2,220	(20)
HSBC Bank	10/4/19	IDR	23,976,941	USD	1,698	(9)
HSBC Bank	10/4/19	USD	20,558	IDR	294,242,255	(165)
HSBC Bank	10/11/19	KRW	4,346,018	USD	3,681	(49)
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

				Unrealized
Counterparty	Settlement		Receive	Deliver	Gain/(Loss)
HSBC Bank	10/11/19	USD	5,247 KRW	6,083,940	$ 163
HSBC Bank	10/31/19	EUR	791 USD	878	(14)
HSBC Bank	10/31/19	USD	6,696 EUR	5,961	183
HSBC Bank	11/22/19	CHF	4,169 USD	4,286	(90)
HSBC Bank	11/22/19	USD	2,880 MXN	57,198	7
HSBC Bank	12/6/19	CLP	152,787 USD	213	(3)
HSBC Bank	12/6/19	THB	2,587 USD	85	—
HSBC Bank	12/6/19	THB	2,587 USD	85	—
HSBC Bank	12/6/19	USD	3,556 CNH	25,245	27
HSBC Bank	12/6/19	USD	16,844 MYR	71,028	(84)
HSBC Bank	1/10/20	USD	2,937 ZAR	45,758	(45)
HSBC Bank	1/24/20	NZD	3,441 USD	2,180	(19)
JPMorgan Chase	10/2/19	BRL	19,605 USD	4,701	17
JPMorgan Chase	10/2/19	BRL	1,876 USD	485	(34)
JPMorgan Chase	10/2/19	USD	5,158 BRL	21,481	(11)
JPMorgan Chase	10/11/19	KRW	4,685,930 USD	3,948	(33)
JPMorgan Chase	10/18/19	DKK	38,111 USD	5,773	(201)
JPMorgan Chase	10/18/19	RON	10,274 USD	2,430	(70)
JPMorgan Chase	10/25/19	JPY	1,252,755 USD	11,599	8
JPMorgan Chase	10/25/19	USD	468 AUD	694	(1)
JPMorgan Chase	10/25/19	USD	619 CAD	819	—
JPMorgan Chase	10/25/19	USD	9,383 JPY	1,007,070	52
JPMorgan Chase	10/31/19	USD	9,401 EUR	8,455	163
JPMorgan Chase	10/31/19	USD	2,179 EUR	1,995	—
JPMorgan Chase	11/15/19	PLN	1,401 USD	353	(4)
JPMorgan Chase	11/22/19	CHF	4,170 USD	4,286	(89)
JPMorgan Chase	11/22/19	USD	362 CHF	356	4
JPMorgan Chase	11/22/19	USD	832 GBP	674	2
JPMorgan Chase	11/22/19	USD	1,532 GBP	1,254	(13)
JPMorgan Chase	11/22/19	USD	3,453 MXN	68,174	29
JPMorgan Chase	11/22/19	USD	3,450 MXN	69,141	(23)
JPMorgan Chase	11/22/19	USD	4,297 SEK	40,787	140
JPMorgan Chase	12/3/19	USD	4,684 BRL	19,605	(16)
JPMorgan Chase	12/6/19	CLP	305,575 USD	425	(6)
JPMorgan Chase	12/6/19	CNH	42,483 USD	5,921	19
JPMorgan Chase	12/6/19	CNH	47,775 USD	6,682	(2)
JPMorgan Chase	12/6/19	USD	8,421 CNH	60,000	32
JPMorgan Chase	12/6/19	USD	4,186 CNH	30,000	(8)
JPMorgan Chase	12/13/19	USD	2,596 SGD	3,583	2
JPMorgan Chase	1/16/20	USD	2,582 KRW	3,079,955	6
Morgan Stanley	10/2/19	BRL	47,678 USD	11,449	24
Morgan Stanley	10/2/19	BRL	8,966 USD	2,243	(85)
Morgan Stanley	10/2/19	USD	11,678 BRL	47,678	204
Morgan Stanley	10/2/19	USD	2,153 BRL	8,966	(5)
Morgan Stanley	10/4/19	INR	1,915,939 USD	26,955	78
Morgan Stanley	10/11/19	USD	5,190 KRW	6,083,940	106
Morgan Stanley	10/18/19	USD	2,701 RON	11,405	81
Morgan Stanley	10/25/19	CAD	32,851 USD	25,205	(399)
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

					Unrealized
Counterparty	Settlement		Receive		Deliver	Gain/(Loss)
Morgan Stanley	10/25/19	USD	3,354	JPY	362,037	$ —
Morgan Stanley	10/31/19	USD	4,137	EUR	3,690	105
Morgan Stanley	11/8/19	USD	4,909	CLP	3,462,430	156
Morgan Stanley	1/16/20	USD	26,584	INR	1,915,939	(168)
RBC Dominion Securities	10/4/19	USD	14,810	INR	1,030,094	276
RBC Dominion Securities	10/25/19	USD	823	JPY	87,050	16
Standard Chartered	10/2/19	BRL	6,878	USD	1,766	(111)
Standard Chartered	10/2/19	USD	1,652	BRL	6,878	(3)
Standard Chartered	10/4/19	IDR	220,701,971	USD	15,638	(95)
Standard Chartered	10/4/19	USD	6,998	IDR	100,205,958	(59)
Standard Chartered	10/11/19	KRW	553,549	USD	470	(7)
Standard Chartered	10/25/19	USD	1,564	JPY	168,220	5
Standard Chartered	11/15/19	USD	421	PLN	1,656	8
Standard Chartered	1/16/20	KRW	465,378	USD	391	(1)
State Street	10/18/19	USD	5,404	RON	22,806	166
State Street	10/25/19	CAD	701	USD	529	—
State Street	10/25/19	CAD	687	USD	523	(4)
State Street	10/25/19	JPY	253,190	USD	2,347	(1)
State Street	10/31/19	EUR	30,303	USD	33,967	(856)
State Street	11/22/19	GBP	188	USD	236	(4)
State Street	11/22/19	USD	945	GBP	764	4
State Street	11/22/19	USD	4,303	SEK	40,786	145
State Street	12/6/19	USD	716	CNH	5,049	10
State Street	1/10/20	USD	2,951	ZAR	45,758	(30)
State Street	1/14/20	USD	9,276	ILS	32,423	(106)
UBS Investment Bank	10/11/19	USD	633	KRW	748,303	8
UBS Investment Bank	10/18/19	CZK	127,293	USD	5,612	(232)
UBS Investment Bank	10/31/19	USD	2,532	EUR	2,281	40
UBS Investment Bank	11/8/19	USD	4,879	CLP	3,462,427	127
UBS Investment Bank	12/13/19	ZAR	17,306	USD	1,171	(39)
Net unrealized gain (loss) on open forward
currency exchange contracts						$(1,052)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

FUTURES CONTRACTS
($000s)
				Value and
	Expiration	Notional	$	Unrealized Gain
	Date	Amount		(Loss)
Short, 435 Euro BOBL contracts	12/19	(64,316)		478
Long, 25 Euro BUND contracts	12/19	4,748		(59)
Short, 21 Euro BUXL contracts	12/19	(4,978)		145
Long, 79 Euro OAT contracts	12/19	14,665		(153)
Short, 252 Euro SCHATZ contracts	12/19	(30,853)		92
Long, 159 Government of Australia ten year bond
contracts	12/19	15,813		156
Long, 709 Government of Canada ten year bond
contracts	12/19	76,313		(1,237)
Long, 287 Government of South Korea ten year bond
contracts	12/19	31,871		(195)
Long, 286 Government of South Korea three year
bond contracts	12/19	26,500		(42)
Short, 167 Long Gilt contracts	12/19	(27,564)		113
Net payments (receipts) of variation margin to date				314

Variation margin receivable (payable) on open futures contracts				$(388)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$217
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$217+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	9/30/19
T. Rowe Price Government
Reserve Fund	$18,580		¤	¤	$5,863
T. Rowe Price Short-Term
Fund	25,803		¤	¤	5,526
					$11,389^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $217 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $11,389.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price International Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE INTERNATIONAL BOND FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE INTERNATIONAL BOND FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 1,178,943	—	$ 1,178,943
Short-Term Investments	5,863	2,989	—	8,852
Securities Lending Collateral	5,526	—	—	5,526
Options Purchased	—	172	—	172
Total Securities	11,389	1,182,104	—	1,193,493
Forward Currency Exchange Contracts	—	6,698	—	6,698
Swaps	—	9	—	9
Total	$11,389	$ 1,188,811	$ —	$ 1,200,200
Liabilities
Forward Currency Exchange Contracts	$—	$ 7,750	$ —	$ 7,750
Futures Contracts	388	—	—	388
Swaps	—	102	—	102
Total	$388	$ 7,852	$ —	$ 8,240

1 Includes Corporate Bonds, Government Bonds.